Related Party Transactions - Additional Information (Detail) £ in Millions, shares in Millions, $ in Millions		12 Months Ended
	Jun. 26, 2019 USD ($)	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($) shares
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Loans outstanding | $			$ 17
Agreement extension	April 2025
Loan Obligations | $					$ 1
Additional Loan Obligations | $	$ 20
Innoviva incorporation [member]
Disclosure of transactions between related parties [line items]
Number of shares owned | shares		32			32
Percentage of shares owned		31.60%	31.60%
Royalty charge		£ 261.0		£ 215.0
Royalty payable		65.0		£ 63.0
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding		3.0
Investment in Subsidiary company		1.2
income from investment		14.5
Index ventures life VI [member]
Disclosure of transactions between related parties [line items]
income from investment		10.6
Kurma Biofund II, FCPR [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment		0.8
Apollo Therapeutics LLP [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment		£ 2.0